Other Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	28. OTHER LIABILITIES

		Group
	2020	2019
	£m	£m
Lease liabilities	97	137
Other	2,240	2,207
	2,337	2,344